Subsequent Events (Details)				3 Months Ended	12 Months Ended
	Apr. 05, 2022 shares	Jan. 12, 2022 $ / shares shares	Jan. 10, 2022 $ / shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Aug. 31, 2021 $ / shares	Dec. 31, 2020 shares
Subsequent Events (Details) [Line Items]
Effect a reverse stock split, description			not less than three (3) shares and not more than ten (10) shares, into one share of Common Stock
Shares issued				200,000	5,000,000		3,500,000
Number of directors				3
Common stock issued				1,091,667
Price per share (in Dollars per share) | $ / shares				$ 0.25
Number of executive officer				1
Property and equipment (in Dollars) | $				$ 115,945
Shares granted				1,469,511	6,650,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issued				291,667
Stock price (in Dollars per share) | $ / shares						$ 0.5
Price per share (in Dollars per share) | $ / shares				$ 0.35
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common Stock, par value (in Dollars per share) | $ / shares			$ 0.001
Number of executive officers		3
Number of directors		2
Stock price (in Dollars per share) | $ / shares		$ 0.27
Shares granted	500,000
Vested date	Jan. 01, 2023
CMI [Member]
Subsequent Events (Details) [Line Items]
Loan amount (in Dollars) | $					$ 620,000
Three Executive Officers [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued		735,529
Two Directors [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued		371,058
Three Directors [Member]
Subsequent Events (Details) [Line Items]
Shares issued				800,000
One Executive Officer [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 0.28